Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income taxes:
State	$ 25	$ 16	$ 16
Federal	151	136	28
Total current income taxes	176	152	44
Deferred income taxes:
State	36	53	44
Federal	100	104	165
Amortization of deferred investment tax credits	(1)	(1)	(1)
Total deferred income taxes	135	156	208
Provision for income taxes	$ 311	$ 308	$ 252